Net sales	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Net sales
2.1 Net sales
Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Wholesale	441.0	358.2	890.6	675.9
Direct-to-Consumer	308.3	209.4	585.2	399.9
Net sales	749.2	567.7	1,475.8	1,075.9

Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Shoes	704.9	542.5	1,385.8	1,027.1
Apparel	36.7	21.9	74.8	41.6
Accessories	7.7	3.3	15.2	7.1
Net sales	749.2	567.7	1,475.8	1,075.9

On generates net sales primarily from the sale of premium performance shoes, apparel and accessories, through its Wholesale ("WHS") and Direct-to-Consumer ("DTC") sales channels. The WHS sales channel involves larger volumetric sales to wholesale partners (e.g., large retailers or retail associations) and international distributors (i.e. in markets where On does not have local sales teams) with the intention of re-selling the goods. The DTC sales channel includes sales to end customers directly through On’s e-commerce platform and owned and operated retail stores.
Net sales by geographic regions (based on the location of the customers):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Americas	432.3	370.0	869.7	699.7
Europe, Middle East and Africa ("EMEA")	197.8	138.4	366.4	264.6
Asia-Pacific ("APAC")	119.2	59.2	239.7	111.6
Net sales	749.2	567.7	1,475.8	1,075.9
There is no single customer who accounts for more than 10% of total net sales. For details on assets and liabilities related to contracts with customers refer to 3.1 Trade receivables and 3.6 Other current operating assets and liabilities, respectively. Trade receivables as shown in the unaudited interim condensed consolidated balance sheets relate to the sale of the Company's products